ADVANCES FROM CLIENTS	12 Months Ended
Dec. 31, 2018
ADVANCES FROM CLIENTS
ADVANCES FROM CLIENTS

NOTE 20 - ADVANCES FROM CLIENTS

	12/31/2018	12/31/2017
CURRENT
Advances from clients - PROINFA	357,275	575,962
Early sale of energy - ALBRAS	63,727	68,738
Other advances from clients	—	10,153
	421,002	654,853

NON-CURRENT
Early sale of energy — ALBRAS	448,881	519,391
	448,881	519,391

TOTAL	869,883	1,174,244

I  - ALBRAS

The subsidiary Eletronorte agreed on the sale of electric energy with ALBRAS in 2004 for supply during a 20-year period, at an average of 750 MW*/month, until December 2006, and an average of 800 MW*/month from January 2007 to December 2024, using the Tucuruí HPP balance rate as a parameter, plus an added premium, calculated based on the price of aluminum on the London Metal Exchange (LME), England. This pricing became an embedded derivative (See Note 40).

Based on these conditions, ALBRAS made the advance purchase of electricity credits, with advance payment of R$ 1,200,000, which was established as a credit under early sale of energy, in MW, of an average of 43 MW*/month from June 2004 to December 2006 and an average of 46 MW*/month from January 2007 to December 2024, to be amortized during the period of supply, in monthly installments expressed in those average MW, according to the rate in force in the billing month, as detailed below:

Contract dates
Customer	Initial	Final	Volume in Average Megawatts (MW)
Albrás	07/01/2004	12/31/2024	750 until 12/31/2006 and 800 from 01/01/2007

The position and change of this liability are demonstrated as follows:

Consumer - ALBRAS
	CURRENT	NON-CURRENT	TOTAL
Balance on December 31, 2016	60,504	592,215	652,719
Amortizations performed	—	(72,824)	(72,824)
Gains / (Losses)	8,234	—	8,234
Balance on December 31, 2017	68,738	519,391	588,129
Amortizations performed	—	(70,510)	(70,510)
Gains / (Losses)	(5,011)	—	(5,011)
Balance on December 31, 2018	63,727	448,881	512,608

II - PROINFA

PROINFA, established by Law No. 10,438/2002 and amendments thereto, has the purpose of diversifying the Brazilian energy matrix with the use of renewable energy sources, through economic leveraging of available resources and applicable technologies.